INDEPENDENCE
ONE(R)
EQUITY
PLUS
FUND


SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1997


[LOGO OF MICHIGAN NATIONAL BANK]
Investment Adviser


[bird logo] FEDERATED INVESTORS

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUNDS
AND IS A SUBSIDIARY OF FEDERATED INVESTORS.


[LOGO OF INDEPENDENCE ONE]
MUTUAL FUNDS


CUSIP 453777872
G01200-06 (12/97)


[RECYCLED PAPER LOGO]


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of Independence One Equity Plus Fund which covers the six-month period from May 1, 1997 through October 31, 1997. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's discussion, followed by a list of fund holdings and the financial statements.

Your money is at work where it can grow over time--in a diversified portfolio of high-quality stocks that include many household names like American Express, Avon, AT&T, Black & Decker, Boeing, Chrysler, Coca-Cola, Disney, DuPont, Hewlett Packard, IBM, Johnson & Johnson, McDonald's, Ralston Purina, and Wal-Mart.

In an extremely favorable--and volatile--environment for stocks, the fund produced a six-month total return of 11.67%.* This return was the result of a $1.53 increase in net asset value and distributions consisting of $0.11 per share in dividend income. The fund's total net assets rose from $169 million to $182 million during the six-month period ended October 31, 1997.

Thank you for selecting Independence One Equity Plus Fund to pursue the long-term performance potential of stocks. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Q
     What are your comments on the rewarding, yet highly volatile stock market environment during the first half of the fund's fiscal year?
A
     The market was volatile as investors tried to digest the impact of numerous economic, political, and world-wide events on U.S. corporate earnings. The intention of the fund, however, is to provide a proxy through which investors can receive the returns of the U.S. large cap equity market and, therefore, even though short-term volatility occurs, our focus is on providing our investors with consistent long-term returns.
Q
     In this environment, what was the total return of Independence One Equity Plus Fund during the six-month period ended October 31, 1997, compared to that of its benchmark, the Standard & Poor's 100 Composite Price Index
("S&P 100")*?
A
     The total return for Independence One Equity Plus Fund was 11.67%** versus the total return for the S&P 100 of 12.16% for the six-month period ended October 31, 1997.
Q
     The fund's portfolio invariably contains large and extremely well-known companies. What were the fund's top 10 holdings as of October 31, 1997?
A

                      TOP 10 HOLDINGS                 % OF PORTFOLIO
1.         General Electric Co.                                6.5
2.         Microsoft Corp.                                     4.9
3.         Exxon Corp.                                         4.7
4.         Coca-Cola Co.                                       4.3
5.         Intel Corp.                                         3.9
6.         Merck & Co., Inc.                                   3.3
7.         International Business Machines                     3.0
8.         Bristol-Myers Squibb Co.                            2.7
9.         AT&T Corp.                                          2.5
10.        Wal-Mart Stores, Inc.                               2.5

 * Standard & Poor's 100 Composite Stock Index is a composite index of common stocks in industry, transportation, and financial and public utility companies and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged and investments cannot be made in an index. Standard & Poor's, "S&P", and "S&P 100" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Equity Plus Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

Q
     As 1997 draws to a close, and unprecedented market volatility continues, what is your outlook?
A
     Given the current global situation, there is a possibility of continued volatility. However, with the current state of the economy which includes moderate to strong growth, little or no inflation, and low interest rates, we expect that the market will continue to advance, although not at the record levels we have experienced for the past several years.

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--96.2%
-------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--2.9%
              -----------------------------------------------------------------------------------
      56,453  Boeing Co.                                                                           $    2,702,687
              -----------------------------------------------------------------------------------
       3,552  General Dynamics Corp.                                                                      288,378
              -----------------------------------------------------------------------------------
      13,436  Raytheon Co.                                                                                728,903
              -----------------------------------------------------------------------------------
      11,871  Rockwell International Corp.                                                                581,679
              -----------------------------------------------------------------------------------
      13,226  United Technologies Corp.                                                                   925,820
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,227,467
              -----------------------------------------------------------------------------------  --------------
              AUTOMOTIVE--3.8%
              -----------------------------------------------------------------------------------
      38,345  Chrysler Corp.                                                                            1,351,661
              -----------------------------------------------------------------------------------
      68,679  Ford Motor Co.                                                                            3,000,414
              -----------------------------------------------------------------------------------
      41,451  General Motors Corp.                                                                      2,660,636
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,012,711
              -----------------------------------------------------------------------------------  --------------
              BANKING--3.5%
              -----------------------------------------------------------------------------------
      39,235  BankAmerica Corp.                                                                         2,805,303
              -----------------------------------------------------------------------------------
      16,599  First Chicago NBD Corp.                                                                   1,207,577
              -----------------------------------------------------------------------------------
      40,475  NationsBank Corp.                                                                         2,423,441
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,436,321
              -----------------------------------------------------------------------------------  --------------
              CAPITAL GOODS--1.3%
              -----------------------------------------------------------------------------------
       8,438  Homestake Mining Co.                                                                        104,420
              -----------------------------------------------------------------------------------
      23,620  Minnesota Mining & Manufacturing Co.                                                      2,161,230
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,265,650
              -----------------------------------------------------------------------------------  --------------
              CHEMICALS--3.5%
              -----------------------------------------------------------------------------------
      13,120  Dow Chemical Co.                                                                          1,190,640
              -----------------------------------------------------------------------------------
      64,290  Du Pont (E.I.) de Nemours & Co.                                                           3,656,494
              -----------------------------------------------------------------------------------
       4,171  Mallinckrodt, Inc.                                                                          156,413
              -----------------------------------------------------------------------------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              CHEMICALS--CONTINUED
              -----------------------------------------------------------------------------------
      33,128  Monsanto Co.                                                                         $    1,416,222
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,419,769
              -----------------------------------------------------------------------------------  --------------
              COMMERCIAL--1.1%
              -----------------------------------------------------------------------------------
      31,263  Ameritech Corp.                                                                           2,032,095
              -----------------------------------------------------------------------------------  --------------
              COMPUTERS--12.9%
              -----------------------------------------------------------------------------------
       4,589  (a)Ceridian Corp.                                                                           179,258
              -----------------------------------------------------------------------------------
      37,600  (a)Cisco Systems, Inc.                                                                    3,084,375
              -----------------------------------------------------------------------------------
       4,386  (a)Computer Sciences Corp.                                                                  311,132
              -----------------------------------------------------------------------------------
      58,469  Hewlett-Packard Co.                                                                       3,606,806
              -----------------------------------------------------------------------------------
      55,165  International Business Machines Corp.                                                     5,409,618
              -----------------------------------------------------------------------------------
      68,127  (a)Microsoft Corp.                                                                        8,856,510
              -----------------------------------------------------------------------------------
      55,058  (a)Oracle Corp.                                                                           1,970,044
              -----------------------------------------------------------------------------------
      10,055  (a)Unisys Corp.                                                                             133,857
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    23,551,600
              -----------------------------------------------------------------------------------  --------------
              CONSUMER--1.1%
              -----------------------------------------------------------------------------------
      26,652  American Express Co.                                                                      2,078,856
              -----------------------------------------------------------------------------------  --------------
              COSMETICS & PERSONAL CARE--0.4%
              -----------------------------------------------------------------------------------
       7,526  Avon Products, Inc.                                                                         492,953
              -----------------------------------------------------------------------------------
       6,140  International Flavors & Fragrances, Inc.                                                    297,023
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       789,976
              -----------------------------------------------------------------------------------  --------------
              ELECTRIC--0.7%
              -----------------------------------------------------------------------------------
      13,868  Entergy Corp.                                                                               338,899
              -----------------------------------------------------------------------------------
      39,378  Southern Co.                                                                                903,233
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,242,132
              -----------------------------------------------------------------------------------  --------------
              ELECTRICAL EQUIPMENT--7.1%
              -----------------------------------------------------------------------------------
       5,368  Black & Decker Corp.                                                                        204,320
              -----------------------------------------------------------------------------------
       8,790  (a)Digital Equipment Corp.                                                                  440,049
              -----------------------------------------------------------------------------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--CONTINUED
              -----------------------------------------------------------------------------------
     183,979  General Electric Co.                                                                 $   11,878,144
              -----------------------------------------------------------------------------------
       7,166  Honeywell, Inc.                                                                             487,736
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    13,010,249
              -----------------------------------------------------------------------------------  --------------
              ELECTRONICS--5.1%
              -----------------------------------------------------------------------------------
      12,631  AMP, Inc.                                                                                   568,395
              -----------------------------------------------------------------------------------
      91,762  Intel Corp.                                                                               7,065,674
              -----------------------------------------------------------------------------------
       8,254  (a)National Semiconductor Corp.                                                             297,144
              -----------------------------------------------------------------------------------
       2,590  Polaroid Corp.                                                                              116,388
              -----------------------------------------------------------------------------------
       1,899  Tektronix, Inc.                                                                             112,278
              -----------------------------------------------------------------------------------
      10,898  Texas Instruments, Inc.                                                                   1,162,680
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     9,322,559
              -----------------------------------------------------------------------------------  --------------
              ENTERTAINMENT--1.8%
              -----------------------------------------------------------------------------------
      38,382  Disney (Walt) Co.                                                                         3,156,920
              -----------------------------------------------------------------------------------
       5,805  (a)Harrah's Entertainment, Inc.                                                             114,286
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,271,206
              -----------------------------------------------------------------------------------  --------------
              FINANCIAL SERVICES--2.8%
              -----------------------------------------------------------------------------------
      25,734  Citicorp                                                                                  3,218,358
              -----------------------------------------------------------------------------------
       6,707  Hartford Financial Services Group, Inc.                                                     543,267
              -----------------------------------------------------------------------------------
      18,623  Merrill Lynch & Co., Inc.                                                                 1,259,380
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,021,005
              -----------------------------------------------------------------------------------  --------------
              FOOD & BEVERAGE--7.9%
              -----------------------------------------------------------------------------------
     139,379  Coca-Cola Co.                                                                             7,874,914
              -----------------------------------------------------------------------------------
      20,995  Heinz (H.J.) Co.                                                                            974,955
              -----------------------------------------------------------------------------------
      39,115  McDonald's Corp.                                                                          1,752,841
              -----------------------------------------------------------------------------------
      87,013  PepsiCo, Inc.                                                                             3,203,166
              -----------------------------------------------------------------------------------
       6,057  Ralston Purina Co.                                                                          543,616
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    14,349,492
              -----------------------------------------------------------------------------------  --------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              FOREST PRODUCTS & PAPER--1.0%
              -----------------------------------------------------------------------------------
       3,193  Boise Cascade Corp.                                                                  $      110,558
              -----------------------------------------------------------------------------------
       5,516  Champion International Corp.                                                                304,414
              -----------------------------------------------------------------------------------
      17,390  International Paper Co.                                                                     782,550
              -----------------------------------------------------------------------------------
      11,336  Weyerhaeuser Co.                                                                            541,294
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,738,816
              -----------------------------------------------------------------------------------  --------------
              HOMEBUILDERS--0.1%
              -----------------------------------------------------------------------------------
       4,771  Fluor Corp.                                                                                 196,207
              -----------------------------------------------------------------------------------  --------------
              HOUSEHOLD PRODUCTS--0.6%
              -----------------------------------------------------------------------------------
      16,825  Colgate-Palmolive Co.                                                                     1,089,419
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--3.0%
              -----------------------------------------------------------------------------------
      14,116  American General Corp.                                                                      719,916
              -----------------------------------------------------------------------------------
      39,867  American International Group, Inc.                                                        4,068,925
              -----------------------------------------------------------------------------------
       4,159  CIGNA Corp.                                                                                 645,685
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     5,434,526
              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--0.8%
              -----------------------------------------------------------------------------------
      10,002  Allegheny Teledyne, Inc.                                                                    263,177
              -----------------------------------------------------------------------------------
      18,523  Eastman Kodak Co.                                                                         1,109,065
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,372,242
              -----------------------------------------------------------------------------------  --------------
              MEDICAL SUPPLIES--1.0%
              -----------------------------------------------------------------------------------
      15,889  Baxter International, Inc.                                                                  734,866
              -----------------------------------------------------------------------------------
      37,180  Columbia/HCA Healthcare Corp.                                                             1,050,335
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,785,201
              -----------------------------------------------------------------------------------  --------------
              METALS & MINING--0.4%
              -----------------------------------------------------------------------------------
       9,888  Aluminum Co. of America                                                                     721,824
              -----------------------------------------------------------------------------------  --------------
              OFFICE EQUIPMENT--0.9%
              -----------------------------------------------------------------------------------
       4,547  Harris Corp.                                                                                198,363
              -----------------------------------------------------------------------------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              OFFICE EQUIPMENT--CONTINUED
              -----------------------------------------------------------------------------------
      18,485  Xerox Corp.                                                                          $    1,466,092
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,664,455
              -----------------------------------------------------------------------------------  --------------
              OIL--11.6%
              -----------------------------------------------------------------------------------
      27,904  Amoco Corp.                                                                               2,558,448
              -----------------------------------------------------------------------------------
      18,238  Atlantic Richfield Co.                                                                    1,501,215
              -----------------------------------------------------------------------------------
       9,498  Baker Hughes, Inc.                                                                          436,314
              -----------------------------------------------------------------------------------
       6,026  Coastal Corp.                                                                               362,313
              -----------------------------------------------------------------------------------
     140,671  Exxon Corp.                                                                               8,642,475
              -----------------------------------------------------------------------------------
      14,413  Halliburton Co.                                                                             859,375
              -----------------------------------------------------------------------------------
      44,679  Mobil Corp.                                                                               3,253,190
              -----------------------------------------------------------------------------------
      19,049  Occidental Petroleum Corp.                                                                  530,991
              -----------------------------------------------------------------------------------
      27,822  Schlumberger Ltd.                                                                         2,434,425
              -----------------------------------------------------------------------------------
       8,934  Williams Cos., Inc. (The)                                                                   455,076
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    21,033,822
              -----------------------------------------------------------------------------------  --------------
              PHARMACEUTICALS--8.9%
              -----------------------------------------------------------------------------------
      56,667  Bristol-Myers Squibb Co.                                                                  4,972,529
              -----------------------------------------------------------------------------------
      75,657  Johnson & Johnson                                                                         4,340,820
              -----------------------------------------------------------------------------------
      67,879  Merck & Co., Inc.                                                                         6,058,201
              -----------------------------------------------------------------------------------
      28,864  Pharmacia & Upjohn, Inc.                                                                    916,432
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    16,287,982
              -----------------------------------------------------------------------------------  --------------
              RECREATION--0.1%
              -----------------------------------------------------------------------------------
       5,646  Brunswick Corp.                                                                             190,553
              -----------------------------------------------------------------------------------  --------------
              RETAIL--4.2%
              -----------------------------------------------------------------------------------
      27,996  (a)K Mart Corp.                                                                             369,197
              -----------------------------------------------------------------------------------
      15,615  Limited, Inc.                                                                               367,928
              -----------------------------------------------------------------------------------
      13,222  May Department Stores Co.                                                                   712,335
              -----------------------------------------------------------------------------------
      22,263  Sears, Roebuck & Co.                                                                        932,263
              -----------------------------------------------------------------------------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              RETAIL--CONTINUED
              -----------------------------------------------------------------------------------
       6,203  Tandy Corp.                                                                          $      213,228
              -----------------------------------------------------------------------------------
      16,398  (a)Toys R Us, Inc.                                                                          558,557
              -----------------------------------------------------------------------------------
     130,253  Wal-Mart Stores, Inc.                                                                     4,575,137
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,728,645
              -----------------------------------------------------------------------------------  --------------
              STEEL--0.0%
              -----------------------------------------------------------------------------------
       6,474  (a)Bethlehem Steel Corp.                                                                     64,740
              -----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--5.9%
              -----------------------------------------------------------------------------------
      93,413  AT&T Corp.                                                                                4,571,398
              -----------------------------------------------------------------------------------
      44,131  Bell Atlantic Corp.                                                                       3,524,963
              -----------------------------------------------------------------------------------
      39,333  MCI Communications Corp.                                                                  1,396,322
              -----------------------------------------------------------------------------------
      14,905  Northern Telecom Ltd.                                                                     1,336,792
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,829,475
              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--1.3%
              -----------------------------------------------------------------------------------
       8,843  Burlington Northern Santa Fe                                                                840,085
              -----------------------------------------------------------------------------------
       4,177  Delta Air Lines, Inc.                                                                       420,833
              -----------------------------------------------------------------------------------
       6,538  (a)Federal Express Corp.                                                                    436,412
              -----------------------------------------------------------------------------------
      21,429  Norfolk Southern Corp.                                                                      688,407
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,385,737
              -----------------------------------------------------------------------------------  --------------
              UTILITIES-ELECTRIC--0.5%
              -----------------------------------------------------------------------------------
      10,756  American Electric Power Co., Inc.                                                           508,221
              -----------------------------------------------------------------------------------
      12,437  Unicom Corp.                                                                                348,236
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       856,457
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $113,626,790)                                      175,411,189
              -----------------------------------------------------------------------------------  --------------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(B)REPURCHASE AGREEMENT--3.7%
-------------------------------------------------------------------------------------------------
$  6,686,000  Daiwa Securities America, Inc., 5.67%, dated 10/31/1997,
              due 11/3/1997 (AT AMORTIZED COST)                                                    $    6,686,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $120,312,790)(C)                                  $  182,097,189
              -----------------------------------------------------------------------------------  --------------

 (a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (c) The cost of investments for federal tax purposes amounts to $120,312,790. The net unrealized appreciation of investments on a federal tax basis amounts to $61,784,399 which is comprised of $62,657,907 appreciation and $873,508 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($182,343,256) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $120,312,790)                                                              $  182,097,189
--------------------------------------------------------------------------------------------------
Income receivable                                                                                          232,068
--------------------------------------------------------------------------------------------------
Deferred organizational costs                                                                               17,537
--------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           12,676
--------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                      182,359,470
--------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable to Bank                                                                          $     922
---------------------------------------------------------------------------------------
Accrued expenses                                                                            15,292
---------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      16,214
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 11,713,788 shares outstanding                                                        $  182,343,256
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  113,092,926
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              61,784,399
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                             7,325,048
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        140,883
--------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                               $  182,343,256
--------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$182,343,256 / 11,713,788 shares outstanding                                                                $15.57
--------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   1,563,176
---------------------------------------------------------------------------------------------------
Interest                                                                                                   126,847
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        1,690,023
---------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   374,975
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   101,104
--------------------------------------------------------------------------------------
Custodian fees                                                                               24,841
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     17,831
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     2,252
--------------------------------------------------------------------------------------
Auditing fees                                                                                 6,998
--------------------------------------------------------------------------------------
Legal fees                                                                                    1,436
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    26,038
--------------------------------------------------------------------------------------
Share registration costs                                                                      9,567
--------------------------------------------------------------------------------------
Printing and postage                                                                          6,827
--------------------------------------------------------------------------------------
Insurance premiums                                                                            1,875
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 3,149
--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         576,893
--------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $(140,616)
-------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                          (42,659)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                         (183,275)
--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     393,618
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                     1,296,405
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                         5,595,085
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    12,806,685
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                    18,401,770
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  19,698,175
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS
                                                                                       ENDED
                                                                                    (UNAUDITED)      YEAR ENDED
                                                                                    OCTOBER 31,      APRIL 30,
                                                                                        1997            1997
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------------
Net investment income                                                              $    1,296,405  $    2,555,704
---------------------------------------------------------------------------------
Net realized gain (loss) on investments ($5,595,085 and $1,787,648, respectively,
as computed for federal tax purposes)                                                   5,595,085       1,757,572
---------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  12,806,685      31,063,371
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                    19,698,175      35,376,647
---------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------------
Distributions from net investment income                                               (1,302,842)     (2,489,618)
---------------------------------------------------------------------------------
Distributions from net realized gains                                                    --              (594,000)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from
     distributions to shareholders                                                     (1,302,842)     (3,083,618)
---------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------------
Proceeds from sale of shares                                                           17,561,001      50,948,693
---------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                      776,878       1,995,104
---------------------------------------------------------------------------------
Cost of shares redeemed                                                               (23,718,179)    (28,517,581)
---------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                            (5,380,300)     24,426,216
---------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                         13,015,033      56,719,245
---------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------
Beginning of period                                                                   169,328,223     112,608,978
---------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $140,883 and
$147,320, respectively)                                                            $  182,343,256  $  169,328,223
---------------------------------------------------------------------------------  --------------  --------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)          YEAR ENDED
                                                                                 OCTOBER 31,          APRIL 30,
                                                                                    1997          1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   14.04     $   11.39   $   10.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                                0.11          0.21        0.11
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                                                       1.53          2.70        1.38
-----------------------------------------------------------------------------       -------     ---------  -----------
  Total from investment operations                                                     1.64          2.91        1.49
-----------------------------------------------------------------------------       -------     ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.11)        (0.21)      (0.10)
-----------------------------------------------------------------------------
  Distributions from net realized gain on investments                                --             (0.05)     --
-----------------------------------------------------------------------------       -------     ---------  -----------
  Total distributions                                                                 (0.11)        (0.26)      (0.10)
-----------------------------------------------------------------------------       -------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   15.57     $   14.04   $   11.39
-----------------------------------------------------------------------------       -------     ---------  -----------
TOTAL RETURN (B)                                                                      11.67%        26.00%      14.96%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                             0.42%*        0.40%       0.39%*
-----------------------------------------------------------------------------
  Net investment income                                                                1.38%*        1.74%       1.92%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.20%*        0.24%       0.31%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $182,343      $169,328    $112,609
-----------------------------------------------------------------------------
  Average commission rate paid (d)                                                  $0.0350       $0.0350     $0.0345
-----------------------------------------------------------------------------
  Portfolio turnover                                                                     10%            8%          6%
-----------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                        SIX MONTHS
                                                                                          ENDED       YEAR ENDED
                                                                                       OCTOBER 31,     APRIL 30,
                                                                                           1997          1997
Shares sold                                                                               1,119,408     4,175,707
------------------------------------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                                                    48,937       164,811
------------------------------------------------------------------------------------
Shares redeemed                                                                          (1,514,711)   (2,168,967)
------------------------------------------------------------------------------------  --------------  -----------
     Net change resulting from share transactions                                          (346,366)    2,171,551
------------------------------------------------------------------------------------  --------------  -----------


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.035% of the Fund's average daily value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $23,382 were borne initially by FAS. The Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the six months ended October 31, 1997, the Fund expensed $1,429 of organizational expenses.

GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1997, were as follows:

PURCHASES                                                                                            $  17,048,721
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  23,136,520
---------------------------------------------------------------------------------------------------  -------------

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                                           Edward C. Gonzales
Harold Berry                                              President and Treasurer
Harry J. Nederlander                                      Jeffrey W. Sterling
Thomas S. Wilson                                          Vice President and Assistant Treasurer
                                                          Jay S. Neuman
                                                          Secretary
                                                          Gail Cagney
                               Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                  INDEPENDENCE
                                                                      ONE(R)
                                                                      MUTUAL
                                                                       FUNDS

                                                                    COMBINED
                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS
                                OCTOBER 31, 1997


                                            Independence One U.S. Government
                                 Securities Fund

                                          Independence One Fixed Income Fund

                                                   Independence One Michigan
                               Municipal Bond Fund


[MICHIGAN NATIONAL BANK LOGO]
Michigan
National
Bank
Investment Adviser


[LOGO OF FEDERATED INVESTORS]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.


Cusip 453777856
Cusip 453777807
Cusip 453777864
G01889-02 (12/97)

                                       [LOGO OF INDEPENDENCE ONE]
                                       INDEPENDENCE ONE
                                       Mutual Funds




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund, which covers the six-month period from May 1, 1997 through October 31, 1997. Inside, you will find complete financial information for each fund. The report begins with a discussion by the funds' portfolio managers, followed by a list of each fund's holdings and financial statements.

The bond market environment improved considerably during the reporting period, as the increases in the funds' net asset values indicate. The following is a fund-by-fund summary of performance over the six-month reporting period:

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

This fund's all-government bond portfolio produced an income stream totaling $0.29 per share as the net asset value increased from $9.98 to $10.36. As a result, the fund achieved a total return of 6.85%.* At the end of the reporting period, more than 69% of the holdings consisted of U.S. Treasury bonds and notes, while government agency securities accounted for 27.8% of the total net assets. Fund assets totaled $73.5 million at the end of the period.

INDEPENDENCE ONE FIXED INCOME FUND

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government, agency and corporate bonds. This portfolio produced an income stream totaling $0.30 per share. The fund's net asset value increased from $9.80 to $10.04. Through income and the increase in net asset value, the fund achieved a total return of 5.54% in a difficult bond market.* At the end of the period, fund assets reached $77.9 million.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

Designed for tax-sensitive Michigan investors, this fund invests in investment-grade Michigan municipal bonds to pursue double-tax-free income.** The fund's portfolio produced an income stream totaling $0.21 per share, while the net asset value increased from $9.99 to $10.31. Through income and the increase in net asset value, the fund achieved a total return of 5.51%.* At the end of the period, fund assets reached $25.9 million.

Thank you for selecting one or more Independence One Mutual Funds to pursue the income potential of bonds. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1997

 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Income may be subject to the federal alternative minimum tax.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

Q
     What is your analysis of the bond market which produced positive results during the first half of the funds' fiscal year?
A
     The bond market rallied during the six-month period ended October 31, 1997. The interest rate decline was sparked by investors' confidence that inflation would remain near its current level of 2.2% annually, as measured by the Consumer Price Index. The yield on the 30-year Treasury bond fell 88 basis points, from 7.03% to 6.15%.

In general, the return on mortgage-backed securities lagged the price appreciation of comparable non-callable bonds. This occurred because investors are becoming increasingly concerned about prepayment risk, as homeowners refinance into lower interest rate loans.
Q
     How did the funds perform for shareholders during the six-month reporting period ended October 31, 1997?
A
     The total return of Independence One U.S. Government Securities Fund was 6.85%. The total return of Independence One Fixed Income Fund was 5.54%. The return of Independence One Michigan Municipal Bond Fund was 5.51%.*
Q
     What are your comments on the improved environment for high-quality corporate fixed-income securities during the first half of the funds' fiscal year?
A
     By investing in high quality corporate bonds, Independence One Fixed Income Fund has been able to pick-up incremental spread over U.S. Treasury securities with similar maturity ranges to those corporate bonds normally held by the fund. In fact, the fund has added additional high-quality corporate exposure in an attempt to earn additional yield.
Q
     As 1997 draws to a close, do you see a continued favorable environment for bonds?

A
     Yes. We are encouraged by the continued high level of global competition which has generated a general disinflationary trend in the prices of goods and services. The acceleration of the technological revolution and the advances in communications have improved the efficiencies of businesses and helped to control their costs. In addition, a buoyant U.S. economy, coupled with a slowing of the growth rate of government spending, has brought the federal government within reach of a balanced budget. All these factors give us optimism that 1998 will be favorable for the fixed income markets.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--27.8%
--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--5.9%
               -----------------------------------------------------------------------------------
$   4,000,000  7.20%, 6/14/2011                                                                     $   4,352,480
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORP.--5.5%
               -----------------------------------------------------------------------------------
    1,000,000  6.50%, 1/14/2000                                                                         1,002,180
               -----------------------------------------------------------------------------------
    3,000,000  6.55%, 10/2/2002                                                                         3,083,430
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    4,085,610
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--16.4%
               -----------------------------------------------------------------------------------
    3,000,000  6.50%, 2/25/2002                                                                         3,010,020
               -----------------------------------------------------------------------------------
    3,000,000  6.80%, 1/10/2003                                                                         3,118,320
               -----------------------------------------------------------------------------------
    1,500,000  7.12%, 4/19/2002                                                                         1,528,650
               -----------------------------------------------------------------------------------
    4,000,000  7.65%, 3/10/2005                                                                         4,371,200
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   12,028,190
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,788,527)                                 20,466,280
               -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--69.8%
--------------------------------------------------------------------------------------------------
               U.S. TREASURY BONDS--23.3%
               -----------------------------------------------------------------------------------
    7,000,000  6.50%, 11/15/2026                                                                        7,297,780
               -----------------------------------------------------------------------------------
    5,500,000  7.125%, 2/15/2023                                                                        6,124,085
               -----------------------------------------------------------------------------------
    3,000,000  8.125%, 8/15/2019                                                                        3,674,460
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   17,096,325
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--46.5%
               -----------------------------------------------------------------------------------
   11,000,000  6.125%, 5/15/1998                                                                       11,041,360
               -----------------------------------------------------------------------------------
   10,000,000  6.375%, 3/31/2001                                                                       10,196,300
               -----------------------------------------------------------------------------------
   10,000,000  7.00%, 4/15/1999                                                                        10,191,400
               -----------------------------------------------------------------------------------
    2,500,000  7.50%, 2/15/2005                                                                         2,741,675
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   34,170,735
               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $49,200,253)                           51,267,060
               -----------------------------------------------------------------------------------  -------------


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
(A)REPURCHASE AGREEMENT--1.4%
--------------------------------------------------------------------------------------------------
$   1,009,000  Daiwa Securities America, Inc., 5.670%, dated 10/31/1997,
               due 11/3/1997 (AT AMORTIZED COST)                                                    $   1,009,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $69,997,780)(B)                                   $  72,742,340
               -----------------------------------------------------------------------------------  -------------

 (a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $69,997,780. The net unrealized appreciation of investments on a federal tax basis amounts to $2,744,560 which is comprised of $2,744,560 appreciation and $0 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($73,491,118) at
      October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $69,997,780)                                                                $  72,742,340
---------------------------------------------------------------------------------------------------
Cash                                                                                                            75
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,077,582
---------------------------------------------------------------------------------------------------
Prepaid expenses                                                                                             7,952
---------------------------------------------------------------------------------------------------
Deferred organizational costs                                                                                4,322
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            3,825
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       73,836,096
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Income distribution payable                                                              $  344,978
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     344,978
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 7,094,093 shares outstanding                                                          $  73,491,118
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  71,418,135
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               2,744,560
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (671,577)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  73,491,118
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$73,491,118 / 7,094,093 shares outstanding                                                                  $10.36
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  2,336,376
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   257,447
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     39,671
---------------------------------------------------------------------------------------
Custodian fees                                                                                11,331
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      17,143
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,590
---------------------------------------------------------------------------------------
Auditing fees                                                                                  6,109
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,557
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     26,327
---------------------------------------------------------------------------------------
Share registration costs                                                                       9,821
---------------------------------------------------------------------------------------
Printing and postage                                                                           2,808
---------------------------------------------------------------------------------------
Insurance premiums                                                                             1,801
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  6,898
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          384,503
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                         (165,502)
---------------------------------------------------------------------------------------  -----------
     Net expenses                                                                                          219,001
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                          2,117,375
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           382,902
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,364,189
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     2,747,091
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  4,864,466
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1997      APRIL 30, 1997
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $    2,117,375       $    4,232,243
-----------------------------------------------------------------------
Net realized gain (loss) on investments ($382,902 net gain and $1,054,816 net loss, respectively, as computed for federal tax
purposes)                                                                           382,902           (1,052,708)
-----------------------------------------------------------------------
Net change in unrealized appreciation/depreciation                                2,364,189            1,178,565
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               4,864,466            4,358,100
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                         (2,117,375)          (4,232,243)
-----------------------------------------------------------------------
Distributions from net realized gains                                              --                    (63,376)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders           (2,117,375)          (4,295,619)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      5,045,104           18,183,268
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              163,394              428,510
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (6,347,741)         (19,082,325)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (1,139,243)            (470,547)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    1,607,848             (408,066)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              71,883,270           72,291,336
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   73,491,118       $   71,883,270
-----------------------------------------------------------------------  ----------------------  ----------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                       ENDED
                                                    (UNAUDITED)
                                                    OCTOBER 31,                    YEAR ENDED APRIL 30,
                                                       1997]        1997       1996       1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.98    $    9.98  $    9.79  $    9.84  $   10.31   $   10.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                   0.29         0.59       0.59       0.60       0.55        0.33
-------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                             0.38         0.01       0.19      (0.05)     (0.47)       0.31
-------------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                        0.67         0.60       0.78       0.55       0.08        0.64
-------------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income               (0.29)       (0.59)     (0.59)     (0.60)     (0.55)      (0.33)
-------------------------------------------------
  Distributions from net realized gain on
  investments                                           --            (0.01)    --         --         --          --
-------------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
  Total distributions                                    (0.29)       (0.60)     (0.59)     (0.60)     (0.55)      (0.33)
-------------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                       $   10.36    $    9.98  $    9.98  $    9.79  $    9.84   $   10.31
-------------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                          6.85%        6.15%      7.97%      5.90%      0.66%       4.61%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                                0.60%*       0.57%      0.40%      0.35%      0.31%       0.17%*
-------------------------------------------------
  Net investment income                                   5.76%*       5.82%      5.85%      6.23%      5.32%       5.59%*
-------------------------------------------------
  Expense waiver/reimbursement (c)                        0.45%*       0.45%      0.66%      0.70%      0.70%       0.83%*
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)              $73,491      $71,883    $72,291    $62,514    $72,866     $87,704
-------------------------------------------------
  Portfolio turnover                                        22%          73%       104%        75%        20%          0%
-------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from January 11, 1993 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--26.8%
--------------------------------------------------------------------------------------------------
               AUTOMOTIVE--1.2%
               -----------------------------------------------------------------------------------
$   1,000,000  Ford Motor Credit Corp., Note, 6.125%, 1/9/2006                                      $     978,070
               -----------------------------------------------------------------------------------  -------------
               BANKING--5.4%
               -----------------------------------------------------------------------------------
    1,000,000  Banc One Corp., Sub. Note, 8.74%, 9/15/2003                                              1,117,390
               -----------------------------------------------------------------------------------
    1,000,000  Citicorp, Sr. Note, 5.625%, 2/15/2001                                                      986,380
               -----------------------------------------------------------------------------------
    1,000,000  First Chicago NBD Corp., Sub. Note, 8.10%, 3/1/2002                                      1,069,880
               -----------------------------------------------------------------------------------
    1,000,000  NationsBank Corp., Sr. Note, 7.00%, 9/15/2001                                            1,029,420
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    4,203,070
               -----------------------------------------------------------------------------------  -------------
               ENTERTAINMENT--1.3%
               -----------------------------------------------------------------------------------
    1,000,000  Disney (Walt) Co., Bond, Series B, 6.75%, 3/30/2006                                      1,021,660
               -----------------------------------------------------------------------------------  -------------
               FINANCE-COMMERCIAL--2.5%
               -----------------------------------------------------------------------------------
    1,000,000  Associates Corp. of North America, Sr. Note, 6.26%, 2/15/2006                              988,520
               -----------------------------------------------------------------------------------
    1,000,000  General Electric Financial Services, Inc., Deb., 5.50%, 11/1/2001                          980,030
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,968,550
               -----------------------------------------------------------------------------------  -------------
               FINANCIAL SERVICES--2.7%
               -----------------------------------------------------------------------------------
    1,000,000  Merrill Lynch & Co., Inc., Note, 7.00%, 3/15/2006                                        1,029,040
               -----------------------------------------------------------------------------------
    1,000,000  Morgan Stanley, Dean Witter, Discover & Co., Note, 7.75%, 6/1/2001                       1,053,780
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    2,082,820
               -----------------------------------------------------------------------------------  -------------
               FOOD & BEVERAGE--1.3%
               -----------------------------------------------------------------------------------
    1,000,000  Sara Lee Corp., Note, 6.30%, 11/7/2005                                                   1,008,720
               -----------------------------------------------------------------------------------  -------------
               INDUSTRIAL SERVICES--1.5%
               -----------------------------------------------------------------------------------
    1,000,000  General Mills, Inc., Medium Term Note, 8.90%, 6/15/2006                                  1,168,020
               -----------------------------------------------------------------------------------  -------------
               OFFICE EQUIPMENT--1.4%
               -----------------------------------------------------------------------------------
    1,000,000  Xerox Corp., Deb., 9.75%, 3/15/2000                                                      1,079,650
               -----------------------------------------------------------------------------------  -------------
               PHARMACEUTICALS--1.5%
               -----------------------------------------------------------------------------------
    1,000,000  Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006                                     1,139,720
               -----------------------------------------------------------------------------------  -------------


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
               RETAIL--4.0%
               -----------------------------------------------------------------------------------
$   1,000,000  May Department Stores Co., Deb., 9.875%, 6/15/2000                                   $   1,090,040
               -----------------------------------------------------------------------------------
    1,000,000  Penney (J.C.) Co., Inc., Medium Term Note, Series A, 6.375%,
               9/15/2000                                                                                1,005,300
               -----------------------------------------------------------------------------------
    1,000,000  Wal-Mart Stores, Inc., Unsecured Note, 6.125%, 10/1/1999                                 1,005,050
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,100,390
               -----------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--4.0%
               -----------------------------------------------------------------------------------
    1,000,000  AT&T Corp., Note, 7.50%, 6/1/2006                                                        1,072,560
               -----------------------------------------------------------------------------------
    1,000,000  MCI Communications Corp., Sr. Note, 7.50%, 8/20/2004                                     1,053,150
               -----------------------------------------------------------------------------------
    1,000,000  U.S. West Communications, Inc., Note, 6.625%, 9/15/2005                                  1,021,260
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,146,970
               -----------------------------------------------------------------------------------  -------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $20,571,095)                                     20,897,640
               -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--11.8%
--------------------------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK--0.9%
               -----------------------------------------------------------------------------------
      300,000  5.96%, Bond, 7/14/2003                                                                     300,249
               -----------------------------------------------------------------------------------
      410,000  6.05%, Bond, 4/21/2003                                                                     412,374
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      712,623
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN BANK--2.8%
               -----------------------------------------------------------------------------------
      880,000  7.46%, Bond, 9/9/2004                                                                      948,904
               -----------------------------------------------------------------------------------
      650,000  7.57%, Bond, 8/19/2004                                                                     704,639
               -----------------------------------------------------------------------------------
      500,000  6.34%, Bond, 10/19/2005                                                                    508,780
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    2,162,323
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
               -----------------------------------------------------------------------------------
      700,000  7.90%, Bond, 1/27/2000                                                                     730,212
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.2%
               -----------------------------------------------------------------------------------
    1,000,000  7.49%, Bond, 3/2/2005                                                                    1,083,210
               -----------------------------------------------------------------------------------
    1,000,000  5.37%, Medium Term Note, 2/7/2001                                                          986,090
               -----------------------------------------------------------------------------------
      490,000  6.16%, Bond, 4/3/2001                                                                      494,694
               -----------------------------------------------------------------------------------
    1,000,000  6.50%, Bond, 2/25/2002                                                                   1,003,340
               -----------------------------------------------------------------------------------


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--CONTINUED
--------------------------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
               -----------------------------------------------------------------------------------
$   2,000,000  6.69%, Bond, 8/7/2001                                                                $   2,055,600
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    5,622,934
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,039,333)                                   9,228,092
               -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--59.6%
--------------------------------------------------------------------------------------------------
               U.S. TREASURY BONDS--3.2%
               -----------------------------------------------------------------------------------
    2,000,000  10.75%, 5/15/2003                                                                        2,463,500
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--56.4%
               -----------------------------------------------------------------------------------
    5,500,000  5.125%, 12/31/1998                                                                       5,473,215
               -----------------------------------------------------------------------------------
    2,500,000  6.00%, 12/31/1997                                                                        2,503,250
               -----------------------------------------------------------------------------------
   11,250,000  6.125%, 7/31/2000                                                                       11,375,212
               -----------------------------------------------------------------------------------
    3,750,000  6.25%, 2/15/2007                                                                         3,845,775
               -----------------------------------------------------------------------------------
    8,500,000  6.375%, 8/15/2002                                                                        8,722,700
               -----------------------------------------------------------------------------------
    6,800,000  6.75%, 6/30/1999                                                                         6,921,380
               -----------------------------------------------------------------------------------
    5,000,000  7.50%, 10/31/1999                                                                        5,174,550
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   44,016,082
               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $46,457,211)                           46,479,582
               -----------------------------------------------------------------------------------  -------------
(A)REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------------------------
      532,000  Daiwa Securities America, Inc., 5.67%, dated 10/31/1997,
               due 11/3/1997 (AT AMORTIZED COST)                                                          532,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $76,599,639)(B)                                   $  77,137,314
               -----------------------------------------------------------------------------------  -------------

 (a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $76,599,639. The net unrealized appreciation of investments on a federal tax basis amounts to $537,675 which is comprised of $1,027,234 appreciation and $489,559 depreciation at October 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($77,945,407) at
      October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $76,599,639)                                                                $  77,137,314
---------------------------------------------------------------------------------------------------
Cash                                                                                                            89
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,176,466
---------------------------------------------------------------------------------------------------
Deferred organizational costs                                                                               16,108
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            8,925
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       78,338,902
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Income distribution payable                                                              $  389,099
---------------------------------------------------------------------------------------
Accrued expenses                                                                              4,396
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     393,495
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 7,765,701 shares outstanding                                                          $  77,945,407
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  77,635,391
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 537,675
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (227,659)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  77,945,407
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$77,945,407 / 7,765,701 shares outstanding                                                                  $10.04
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  2,461,396
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   284,853
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     40,955
---------------------------------------------------------------------------------------
Custodian fees                                                                                 8,070
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      17,153
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,256
---------------------------------------------------------------------------------------
Auditing fees                                                                                  6,374
---------------------------------------------------------------------------------------
Legal fees                                                                                     1,742
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     24,730
---------------------------------------------------------------------------------------
Share registration costs                                                                       8,079
---------------------------------------------------------------------------------------
Printing and postage                                                                           4,608
---------------------------------------------------------------------------------------
Insurance premiums                                                                             1,255
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,313
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          401,388
---------------------------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                         (189,902)
---------------------------------------------------------------------------------------  -----------
     Net expenses                                                                                          211,486
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                          2,249,910
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                           (25,537)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                      1,828,643
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     1,803,106
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  4,053,016
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1997      APRIL 30, 1997
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $    2,249,910       $    3,892,231
-----------------------------------------------------------------------
Net realized gain (loss) on investments ($25,537 and $72,088, net loss,
respectively, as computed for federal tax purposes)                                 (25,537)            (202,277)
-----------------------------------------------------------------------
Net change in unrealized appreciation/depreciation                                1,828,643               64,749
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               4,053,016            3,754,703
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                         (2,249,910)          (3,892,231)
-----------------------------------------------------------------------
Distributions from net realized gains                                              --                    (11,017)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders           (2,249,910)          (3,903,248)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      9,692,349           18,128,850
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            1,588,779            3,100,848
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (6,022,372)         (12,454,102)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                       5,258,756            8,775,596
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    7,061,862            8,627,051
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              70,883,545           62,256,494
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   77,945,407       $   70,883,545
-----------------------------------------------------------------------  ----------------------  ----------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)          YEAR ENDED
                                                                                 OCTOBER 31,          APRIL 30,
                                                                                    1997          1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $    9.80     $    9.82   $   10.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                                0.30          0.57        0.30
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                               0.24         (0.02)      (0.18)
-----------------------------------------------------------------------------       -------     ---------  -----------
  Total from investment operations                                                     0.54          0.55        0.12
-----------------------------------------------------------------------------       -------     ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.30)        (0.57)      (0.30)
-----------------------------------------------------------------------------
  Distributions from net realized gain on investments                                --              0.00(b)     --
-----------------------------------------------------------------------------       -------     ---------  -----------
  Total distributions                                                                 (0.30)        (0.57)      (0.30)
-----------------------------------------------------------------------------       -------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   10.04     $    9.80   $    9.82
-----------------------------------------------------------------------------       -------     ---------  -----------
TOTAL RETURN (C)                                                                       5.54%         5.79%       1.15%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                             0.56%*        0.55%       0.54%*
-----------------------------------------------------------------------------
  Net investment income                                                                5.92%*        5.83%       5.73%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                     0.50%*        0.50%       0.61%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $     77,945     $  70,884  $   62,256
-----------------------------------------------------------------------------
  Portfolio turnover                                                                      6   %        23%          4 %
-----------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

 (b) Distribution from net realized gain on investments is less than one cent per share.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       CREDIT
 PRINCIPAL                                                                             RATING
   AMOUNT                                                                           S&P/MOODY'S*         VALUE
MUNICIPALS--94.7% -------------------------------------------------------------
              MICHIGAN--94.7%
              -----------------------------------------------------------------
$    825,000  Allegan, MI Public School District, GO UT Bonds, 5.55% (AMBAC
              INS)/(Original Issue Yield: 5.60%),
              5/1/2010                                                                    AAA/Aaa    $     863,049
              -----------------------------------------------------------------
     100,000  Auburn Hills, MI Local Development Financial Authority, Tax
              Increment Revenue Bonds (Series A), 7.00% (Dai-Ichi Kangyo Bank
              Ltd., Tokyo LOC),
              11/1/2000                                                                     NR/A1          102,584
              -----------------------------------------------------------------
     500,000  Bay City, MI, Electric Utility Revenue Refunding Bonds, 5.00%
              (AMBAC INS), 1/1/2001                                                        AAA/NR          512,760
              -----------------------------------------------------------------
     400,000 Beaverton, MI Rural Schools, GO UT Bonds, 4.70% (FGIC
              INS)/(Original Issue Yield: 4.75%), 5/1/2008                                AAA/Aaa          397,772
              -----------------------------------------------------------------
     485,000  Central Michigan University, Revenue Bonds, 5.30% (FGIC
              INS)/(Original Issue Yield: 5.40%), 10/1/2011                               AAA/Aaa          492,192
              -----------------------------------------------------------------
     150,000  Clare County, MI, GO UT Refunding Bonds, 5.00% (Sewage Disposal
              System No.3)/(AMBAC INS)/ (Original Issue Yield: 5.10%),
              11/1/2003                                                                   AAA/Aaa          154,545
              -----------------------------------------------------------------
     480,000  Detroit, MI City School District, GO UT Bonds (Series A), 6.50%
              (AMBAC INS), 5/1/2008                                                       AAA/Aaa          549,250
              -----------------------------------------------------------------
     500,000  East Detroit Michigan School District, GO UT Refunding Bonds,
              6.50% (FGIC INS), 5/1/2006                                                  AAA/Aaa          563,215
              -----------------------------------------------------------------
     175,000  Grand Haven, MI Area Public Schools, GO UT Refunding Bonds, 5.50%
              (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2005                          AAA/Aaa          185,692
              -----------------------------------------------------------------
     100,000  Grand Rapid & Kent County, MI Joint Building Authority, Revenue
              Bonds, 6.40%, 10/1/1998                                                      NR/Aa3          102,325
              -----------------------------------------------------------------
     680,000  Grand Rapids, MI Community College, GO UT Bonds, 5.30% (MBIA
              INS)/(Original Issue Yield: 5.35%),
              5/1/2009                                                                    AAA/Aaa          703,814
              -----------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                       CREDIT
 PRINCIPAL                                                                             RATING
   AMOUNT                                                                           S&P/MOODY'S*         VALUE
LONG-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -----------------------------------------------------------------
$    400,000  Greater Detroit Resource Recovery Authority, MI, Refunding
              Revenue Bonds (Series A), 4.30% (AMBAC INS)/(Original Issue
              Yield: 4.35%), 12/13/1998                                                   AAA/Aaa    $     401,692
              -----------------------------------------------------------------
     500,000  Greater Detroit Resource Recovery Authority, MI, Refunding
              Revenue Bonds (Series A), 5.00% (AMBAC INS), 12/13/2000                     AAA/Aaa          512,575
              -----------------------------------------------------------------
     550,000  Holland, MI Area Community Swimming Pool Authority, GO UT Bonds,
              5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 5/1/2010                   AAA/Aaa          555,852
              -----------------------------------------------------------------
     500,000  Kalamazoo, MI Public Library, GO UT, 5.10% (MBIA INS), 5/1/2010             AAA/Aaa          511,615
              -----------------------------------------------------------------
   1,000,000  Kenowa Hills Michigan Public Schools, GO UT Bonds, 5.60% (MBIA
              INS), 5/1/2009                                                              AAA/Aaa        1,053,730
              -----------------------------------------------------------------
     500,000  Kent County, MI, GO, 4.50% (Original Issue Yield: 5.00%),
              11/1/2011                                                                   AAA/Aa2          481,870
              -----------------------------------------------------------------
     600,000  Lakewood, MI Public Schools, GO UT Bonds, 5.30%
              (MBIA INS)/(Original Issue Yield: 5.45%), 5/1/2009                          AAA/Aaa          617,784
              -----------------------------------------------------------------
     100,000 Lapeer, MI, GO LT Refunding Bonds, 6.10% (AMBAC INS)/(Original
              Issue Yield: 6.25%), 10/1/1999                                              AAA/Aaa          103,944
              -----------------------------------------------------------------
   1,055,000 Lincoln Park, MI School District, GO UT Bonds, 5.70%
              (FGIC INS), 5/1/2008                                                        AAA/Aaa        1,133,956
              -----------------------------------------------------------------
     600,000  Marquette, MI Hospital Finance Authority, Refunding Revenue Bonds
              (Series D), 4.95% (Marquette General Hospital, MI)/(FSA INS),
              4/1/2002                                                                    AAA/Aaa          615,030
              -----------------------------------------------------------------
   1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series B),
              5.35% (Original Issue Yield: 5.45%),
              10/1/2007                                                                   AA+/Aa1        1,048,580
              -----------------------------------------------------------------
     400,000  Michigan Municipal Bond Authority, Revenue Bonds, 4.60% (AMBAC
              INS), 11/1/2003                                                             AAA/Aaa          405,020
              -----------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                       CREDIT
 PRINCIPAL                                                                             RATING
   AMOUNT                                                                           S&P/MOODY'S*         VALUE
LONG-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -----------------------------------------------------------------
$    500,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Local
              Government Loan Program)/(AMBAC INS), 5/1/2006                              AAA/Aaa    $     521,580
              -----------------------------------------------------------------
     100,000  Michigan State Building Authority, Revenue Bonds (Series I),
              5.50% (Original Issue Yield: 5.60%),
              10/1/2004                                                                    AA-/A1          105,944
              -----------------------------------------------------------------
     150,000  Michigan State Building Authority, Revenue Bonds, 6.20% (Grand
              Rapids Center)/(BIG INS), 3/1/2001                                          AAA/Aaa          159,159
              -----------------------------------------------------------------
     460,000  Michigan State Hospital Finance Authority, Refunding Revenue
              Bonds, 5.60% (Oakwood Hospital Obligated Group)/(FGIC
              INS)/(Original Issue Yield: 5.70%),
              5/1/1999                                                                    AAA/Aaa          470,479
              -----------------------------------------------------------------
     100,000  Michigan State Housing Development Authority, Refunding Revenue
              Bonds (Series A), 6.40% (FHA/VA mtgs GTD), 6/1/2000                          AA+/NR          103,272
              -----------------------------------------------------------------
     500,000  Michigan State Housing Development Authority, Refunding Revenue,
              4.85% (AMBAC INS), 10/1/2002                                                AAA/Aaa          504,395
              -----------------------------------------------------------------
     510,000  Michigan State, GO UT Recreation Bonds, 5.50% (Original Issue
              Yield: 5.55%), 11/1/1999                                                     AA/Aa2          525,555
              -----------------------------------------------------------------
     150,000  Michigan Strategic Fund, Small Business Refunding Revenue Bonds
              (Series A1-A2), 5.90% (SBA GTD),
              10/1/2000                                                                    NR/Aaa          157,725
              -----------------------------------------------------------------
     900,000  Northview Michigan Public School District, GO UT Bonds, 5.05%
              (MBIA INS), 5/1/2005                                                        AAA/Aaa          931,212
              -----------------------------------------------------------------
     500,000  Novi, MI, Refunding GO Bonds, 5.25%, 10/1/2009                                A+/A1          521,605
              -----------------------------------------------------------------
     600,000  Ottawa County, MI Building Authority, Revenue Bonds, 4.90%,
              11/1/2009                                                                    AA/Aa3          602,838
              -----------------------------------------------------------------
   1,000,000  Oxford, MI Area Community Schools, GO UT Bonds, 4.95% (FGIC INS),
              5/1/2007                                                                    AAA/Aaa        1,022,980
              -----------------------------------------------------------------
     100,000  Portage, MI, GO LT City Share Bonds, 5.90%,
              12/1/2003                                                                    AA-/NR          108,147
              -----------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                       CREDIT
 PRINCIPAL                                                                             RATING
   AMOUNT                                                                           S&P/MOODY'S*         VALUE
LONG-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -----------------------------------------------------------------
$    700,000  Redford, MI University School District, GO UT Bonds, 6.25% (FGIC
              INS), 5/1/2007                                                              AAA/Aaa    $     785,225
              -----------------------------------------------------------------
     390,000  Rochester, MI, GO UT Refunding Bonds, 4.90%,
              10/1/2006                                                                    AAA/NR          398,007
              -----------------------------------------------------------------
     400,000  St. Clair County, MI, GO LT Water Supply System Bonds, 5.00%
              (Burtchville)/(MBIA INS)/(Original Issue Yield: 5.10%), 11/1/2009           AAA/Aaa          404,728
              -----------------------------------------------------------------
     500,000  Three Rivers Michigan Community Schools, GO UT Bonds, 5.40%
              (Michigan State GTD)/(MBIA INS),
              5/1/2008                                                                    AAA/Aaa          526,300
              -----------------------------------------------------------------
     265,000 Troy, MI City School District, GO UT Bonds, 3.80%
              (Q-SBLF), 5/1/1998                                                           AA/Aa2          265,103
              -----------------------------------------------------------------
     765,000  University of Michigan, Revenue Bonds (Series A), 5.40%,
              11/15/2008                                                                   AA/Aa1          806,876
              -----------------------------------------------------------------
     350,000  University of Michigan, Revenue Bonds (Series A), 5.60% (Original
              Issue Yield: 5.70%), 11/15/2012                                              AA/Aa1          365,467
              -----------------------------------------------------------------
     500,000 Washtenaw Community College, MI, GO UT, 5.00% (Original Issue
              Yield: 5.10%), 4/1/2008                                                      AA/Aa3          508,220
              -----------------------------------------------------------------
     500,000 Washtenaw Community College, MI, GO UT, 5.00% (Original Issue
              Yield: 5.35%), 4/1/2011                                                      AA/Aa3          498,530
              -----------------------------------------------------------------
     100,000  Wayne County, MI Community College, GO UT Refunding Bonds, 6.15%
              (FGIC INS), 4/1/1999                                                        AAA/Aaa          101,865
              -----------------------------------------------------------------
     400,000  Western Michigan University, Revenue Refunding Bonds, 5.00% (FGIC
              INS)/(Original Issue Yield: 5.15%), 11/15/2012                              AAA/Aaa          392,532
              -----------------------------------------------------------------
     440,000  Western School District, MI, GO UT Refunding Bonds,
              5.50% (FGIC INS), 5/1/2002                                                  AAA/Aaa          462,682
              -----------------------------------------------------------------
     750,000 Williamston, MI Community School District, GO UT Bonds, 4.80%
              (MBIA INS), 5/1/2004                                                        AAA/Aaa          764,250
              -----------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                       CREDIT
 PRINCIPAL                                                                             RATING
   AMOUNT                                                                           S&P/MOODY'S*         VALUE
LONG-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -----------------------------------------------------------------
$    500,000  Wixon, MI, UT GO Bonds, 4.70% (AMBAC INS)/ (Original Issue Yield:
              4.85%), 5/1/2009                                                            AAA/Aaa    $     492,495
              -----------------------------------------------------------------                      -------------
              TOTAL LONG-TERM MUNICIPALS
              (IDENTIFIED COST $23,786,762)                                                             24,576,017
              -----------------------------------------------------------------                      -------------
MUTUAL FUND--5.0%
-------------------------------------------------------------------------------
   1,289,859  Goldman Sachs Tax Exempt Fund (at net asset value)                                         1,289,859
              -----------------------------------------------------------------                      -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $25,076,621)(A)                                     $  25,865,876
              -----------------------------------------------------------------                      -------------

Securities that are subject to Alternative Minimum Tax represent 2% of the portfolio as calculated based upon total portfolio market value.

(a) The cost of investments for federal tax purposes amounts to $25,076,621. The net unrealized appreciation of investments on a federal tax basis amounts to $789,255 which is comprised of $792,536 appreciation and $3,281 depreciation at October 31, 1997.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets ($25,948,947) at
      October 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation BIG--Bond Investors Guaranty FGIC--Financial Guaranty Insurance Company FHA/VA--Federal Housing Administration/Veterans Administration FSA--Financial Security Assurance GO--General Obligation GTD--Guaranty INS--Insured LOC--Letter of Credit
LT--Limited Tax MBIA--Municipal Bond Investors Assurance Q-SBLF--Qualified State Bond Loan Fund SBA--Small Business Association UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $25,076,621)                                                                $  25,865,876
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          483,576
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            162,416
---------------------------------------------------------------------------------------------------
Deferred organizational costs                                                                               18,131
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            4,436
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       26,534,435
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  477,240
---------------------------------------------------------------------------------------
Income distribution payable                                                                  83,588
---------------------------------------------------------------------------------------
Payable to Bank                                                                                 178
---------------------------------------------------------------------------------------
Accrued expenses                                                                             24,482
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     585,488
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 2,516,487 shares outstanding                                                          $  25,948,947
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  25,225,643
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 789,255
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                               (65,951)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  25,948,947
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$25,948,947 / 2,516,487 shares outstanding                                                                  $10.31
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $    610,233
---------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    93,646
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    25,000
--------------------------------------------------------------------------------------
Custodian fees                                                                                8,174
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     16,926
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       702
--------------------------------------------------------------------------------------
Auditing fees                                                                                 7,218
--------------------------------------------------------------------------------------
Legal fees                                                                                    2,414
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    26,476
--------------------------------------------------------------------------------------
Share registration costs                                                                      6,251
--------------------------------------------------------------------------------------
Printing and postage                                                                          6,725
--------------------------------------------------------------------------------------
Insurance premiums                                                                            1,602
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,941
--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         198,075
--------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $ (83,091)
---------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                          (22,770)
---------------------------------------------------------------------------  ---------
     Total waivers                                                                         (105,861)
--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     92,214
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      518,019
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                            2,690
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                      756,009
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                      758,699
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,276,718
---------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1997      APRIL 30, 1997
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $      518,019       $    1,000,032
-----------------------------------------------------------------------
Net realized gain (loss) on investments ($2,690 net gain and $69,400
net loss, respectively, as computed for federal tax purposes)                         2,690              (68,257)
-----------------------------------------------------------------------
Net change in unrealized appreciation/depreciation                                  756,009              152,405
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               1,276,718            1,084,180
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                           (518,019)          (1,000,032)
-----------------------------------------------------------------------
Distributions from net realized gains                                              --                     (3,117)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders             (518,019)          (1,003,149)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                      2,774,441            3,957,232
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                5,395               15,386
-----------------------------------------------------------------------
Cost of shares redeemed                                                          (1,072,533)          (5,693,966)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                       1,707,303           (1,721,348)
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    2,466,002           (1,640,317)
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              23,482,945           25,123,262
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   25,948,947       $   23,482,945
-----------------------------------------------------------------------  ----------------------  ----------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)          YEAR ENDED
                                                                                 OCTOBER 31,          APRIL 30,
                                                                                    1997          1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $    9.99     $    9.95   $   10.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                                0.21          0.41        0.17
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                               0.32          0.04       (0.05)
-----------------------------------------------------------------------------       -------     ---------  -----------
  Total from investment operations                                                     0.53          0.45        0.12
-----------------------------------------------------------------------------       -------     ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.21)        (0.41)      (0.17)
-----------------------------------------------------------------------------
  Distributions from net realized gain on investments                                --              0.00(b)     --
-----------------------------------------------------------------------------       -------     ---------  -----------
  Total distributions                                                                 (0.21)        (0.41)      (0.17)
-----------------------------------------------------------------------------       -------     ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   10.31     $    9.99   $    9.95
-----------------------------------------------------------------------------       -------     ---------  -----------
TOTAL RETURN (C)                                                                       5.51%         4.62%       1.21%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                             0.74%*        0.70%       0.57%*
-----------------------------------------------------------------------------
  Net investment income                                                                4.15%*        4.12%       3.83%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                     0.85%*        0.99%       0.76%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                           $25,949       $23,483     $25,123
-----------------------------------------------------------------------------
  Portfolio turnover                                                                      6   %        48%         39 %
-----------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from November 20, 1995 (date of initial public investment) to
    April 30, 1996.

 (b) Distribution from net realized gain on investments was less than one cent per share.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MUTUAL FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of seven portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

                     PORTFOLIO NAME                                       INVESTMENT OBJECTIVE
Independence One U.S. Government Securities Fund ("U.S.    To seek high current income.
Government Securities Fund")(d)
Independence One Fixed Income Fund                         To seek total return.
("Fixed Income Fund")(d)
Independence One Michigan Municipal Bond Fund ("Michigan To provide current income which is exempt from Municipal Bond Fund")(n) federal regular income tax and the personal income
                                                           taxes imposed by the state of Michigan and
                                                           Michigan municipalities.

(d) Diversified portfolio

(n) Non-diversified portfolio

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------
     valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1997, the Fund's, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwide be necessary to relieve the Fund of any liability for federal tax.

                     PORTFOLIO NAME                                   TOTAL TAX LOSS CARRYFORWARD
     U.S. Government Securities Fund                                           $1,054,816
     Fixed Income Fund                                                          $72,088
     Michigan Municipal Bond Fund                                               $69,400


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

     Pursuant to the Code, such capital loss carryforwards will expire as follows:

                 PORTFOLIO NAME                      EXPIRATION YEAR             EXPIRATION AMOUNT
     U.S. Government Securities Fund                      2005                      $1,054,816
     Fixed Income Fund                                    2005                        $72,088
     Michigan Municipal Bond Fund                         2005                        $69,400

     Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

                     PORTFOLIO NAME                                    TOTAL TAX LOSS PUSHFORWARD
     Fixed Income Fund                                                          $86,010

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each
Fund. Transactions in shares were as follows:
                                                                            U.S. GOVERNMENT SECURITIES FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                      497,493             1,820,631
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                16,112                42,792
----------------------------------------------------------------------
Shares redeemed                                                                 (625,758)           (1,902,451)
----------------------------------------------------------------------        ----------        ----------------
     Net change resulting from share transactions                               (112,153)              (39,028)
----------------------------------------------------------------------        ----------        ----------------


                                                                                   FIXED INCOME FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                      979,620             1,843,716
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared               160,229               314,984
----------------------------------------------------------------------
Shares redeemed                                                                 (609,066)           (1,266,239)
----------------------------------------------------------------------        ----------        ----------------
     Net change resulting from share transactions                                530,783               892,461
----------------------------------------------------------------------        ----------        ----------------

                                                                              MICHIGAN MUNICIPAL BOND FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                      270,565              394,505
----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                   527                1,535
----------------------------------------------------------------------
Shares redeemed                                                                 (104,721)            (570,983)
----------------------------------------------------------------------        ----------        ----------------
     Net change resulting from share transactions                                166,371             (174,943)
----------------------------------------------------------------------        ----------        ----------------


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

                     PORTFOLIO NAME                                     INVESTMENT ADVISORY FEE
U.S. Government Securities Fund                                                  0.70%
Fixed Income Fund                                                                0.75%
Michigan Municipal Bond Fund                                                     0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the six months ended October 31, 1997, the Funds expensed the following pursuant to this agreement:


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                       EXPENSES OF              AMOUNT EXPENSED TO
                                                     ORGANIZING THE           FAS FOR THE SIX MONTHS
                 PORTFOLIO NAME                           FUND                ENDED OCTOBER 31, 1997
U.S. Government Securities Fund                          $49,664                      $3,241
Fixed Income Fund                                        $21,477                      $1,313
Michigan Municipal Bond Fund                             $24,175                      $1,477

GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTION

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1997, were as follows:

                 PORTFOLIO NAME                         PURCHASES                      SALES
U.S. Government Securities Fund                        $15,507,309                  $16,721,786
Fixed Income Fund                                      $9,988,467                   $4,456,549
Michigan Municipal Bond Fund                           $2,233,554                   $1,425,031

(6) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1997, 71% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 25% of total investments.

TRUSTEES                             OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                      Edward C. Gonzales
Harold Berry                           President and Treasurer
Harry J. Nederlander                 Jeffrey W. Sterling
Thomas S. Wilson                       Vice President and Assistant Treasurer
                                     Jay S. Neuman
                                       Secretary
                                     Gail Cagney
                                       Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.




                                  INDEPENDENCE
                                                                      ONE(R)
                                                                      MUTUAL
                                                                       FUNDS

                                                                    COMBINED
                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS
                                OCTOBER 31, 1997

                                                      Independence One Prime
                                Money Market Fund

                                              Independence One U.S. Treasury
                                Money Market Fund

                                                   Independence One Michigan
                               Municipal Cash Fund


[MICHIGAN NATIONAL BANK LOGO]
Michigan
National
Bank
Investment Adviser


[LOGO OF FEDERATED INVESTORS]

Federated Investors Towers
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.


Cusip 453777708
Cusip 453777203
Cusip 453777302
Cusip 453777401
0112904 (12/97)

                                       [LOGO OF INDEPENDENCE ONE]
                                       INDEPENDENCE ONE
                                       Mutual Funds

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Money Market Funds for the six-month period from May 1, 1997 through October 31, 1997. This report contains complete financial information for each fund--beginning with a discussion by the funds' portfolio managers, followed by a complete list of investments and financial statements.

Each Independence One Money Market Fund is a convenient, stable way to put your ready cash to work pursing competitive money market income--every day.* Fund-by-fund highlights are below.

INDEPENDENCE ONE PRIME MONEY MARKET FUND, a high-quality portfolio of money market securities, paid dividends of $0.03 per share for Class A Shares and Class B Shares over the reporting period. Assets in the fund totaled over $447 million at the end of the reporting period.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid a total of $0.02 per share in dividends over the reporting period. Assets in the fund totaled over $260 million at the end of the reporting period.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND, a high-quality portfolio of Michigan municipal money market securities, paid a total of $0.02 per share in double tax-free dividends over the reporting period.** Assets in the fund totaled over $88 million on the last day of the reporting period.

Thank you for keeping your ready cash working every day through one or more of the Independence One Money Market Funds.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1997

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

Q
     Over the first six months of the funds' fiscal year, the Federal Reserve Board (the "Fed") took no action on interest rates as inflation remained benign. What are your comments on the economic environment and short-term rates?
A
     During this time, the Fed, led by Alan Greenspan, navigated monetary policy to provide sufficient liquidity to accommodate a growing economy, while still remaining diligent towards inflation. The reaction of the money markets was as expected, short-term yields remained steady during the period.

Q
     In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the six-month reporting period ended October 31, 1997?
A
     INDEPENDENCE ONE PRIME MONEY MARKET FUND

     Independence One Prime Money Market Fund earned a total return of 2.58% for Class A Shares and 2.71% for Class B Shares during the six-month period ended October 31, 1997. The 7-day net yield for Class A Shares began the period on May 1, 1997 at 4.95% and ended the period on October 31, 1997 at 5.09%. The 7-day net yield for Class B Shares began the period on May 1, 1997 at 5.20% and ended the period on October 31, 1997 at 5.34%.* The average maturity for this fund as of October 31, 1997 was 60 days.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

Independence One U.S. Treasury Money Market Fund earned a total return of 2.48% during the six-month period ended October 31, 1997. The 7-day net yield began the period on May 1, 1997 at 4.81% and ended the period on October 31, 1997 at 4.94%.* The average maturity for this fund as of October 31, 1997 was 67 days.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

Independence One Michigan Municipal Cash Fund earned a total return of 1.64% during the six-month period ended October 31, 1997. The 7-day net yield began the period on May 1, 1997 at 3.73% and ended the period on October 31, 1997 at 3.18%.* The average maturity for this fund as of October 31, 1997 was 56 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.


--------------------------------------------------------------------------------

Q
     As 1997 draws to a close, what is your overall outlook for the economy and short-term interest rates for the coming year?

A
     As long as the economy continues its modest growth without signs of inflationary pressure, the Fed should continue to hold monetary policy steady. We expect short-term interest rates to follow the Fed's lead and remain steady as well. As always, the Independence One Money Market Funds' portfolio managers will be actively monitoring developments to best serve the interests of our shareholders.





INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
ACCEPTANCE--2.2% -------------------------------------------------------------------------------
$   5,000,000  Dai-Ichi Kangyo Bank Ltd., Tokyo, 5.625%, 11/14/1997                               $    4,989,979
               ---------------------------------------------------------------------------------
    5,000,000  First of America Bank--Illinois, 5.625%, 12/11/1997                                     4,969,167
               ---------------------------------------------------------------------------------  --------------
               TOTAL BANKERS ACCEPTANCE                                                                9,959,146
               ---------------------------------------------------------------------------------  --------------
(A)CERTIFICATES OF DEPOSIT--36.7%
------------------------------------------------------------------------------------------------
    7,000,000  ABN AMRO Bank, Canada, 5.660%, 2/2/1998                                                 7,000,227
               ---------------------------------------------------------------------------------
   10,000,000  ABN-AMRO Bank North America, 5.640%, 2/2/1998                                          10,000,696
               ---------------------------------------------------------------------------------
   15,000,000  Bank of Nova Scotia, Toronto, 5.560%, 11/18/97                                         15,000,210
               ---------------------------------------------------------------------------------
   10,000,000  Bankers Trust Co., New York, 5.800%, 12/5/1997                                         10,000,184
               ---------------------------------------------------------------------------------
   10,000,000  Banque Nationale de Paris, 5.600%, 11/14/1997                                          10,000,035
               ---------------------------------------------------------------------------------
   15,000,000  Barclays Bank PLC, London, 5.670%, 1/20/1998                                           15,001,179
               ---------------------------------------------------------------------------------
   10,000,000  Canadian Imperial Bank of Commerce, Toronto, 5.970%, 3/17/1998                          9,998,931
               ---------------------------------------------------------------------------------
   10,000,000  Credit Agricole Indosuez, 5.720%, 3/27/1998                                             9,997,417
               ---------------------------------------------------------------------------------
   10,000,000  Credit Suisse First Boston, 5.650%, 3/16/1998                                          10,002,188
               ---------------------------------------------------------------------------------
   10,000,000  Dai-Ichi Kangyo Bank Ltd., Tokyo, 5.820%, 1/26/1998                                    10,000,464
               ---------------------------------------------------------------------------------
   10,000,000  Deutsche Bank, AG, 5.530%, 12/22/1997                                                  10,000,421
               ---------------------------------------------------------------------------------
   15,000,000  Rabobank Nederland, Utrecht, 5.790%, 11/3/1997                                         15,000,016
               ---------------------------------------------------------------------------------
   15,000,000  Sanwa Bank Ltd, Osaka, 5.650%, 11/7/1997                                               15,000,049
               ---------------------------------------------------------------------------------
   17,000,000  Societe Generale, 5.680%--5.970%, 3/18/1998--10/21/1998                                16,997,495
               ---------------------------------------------------------------------------------  --------------
               TOTAL CERTIFICATES OF DEPOSIT                                                         163,999,512
               ---------------------------------------------------------------------------------  --------------
(A)COMMERCIAL PAPER--36.8%
------------------------------------------------------------------------------------------------
               AGRICULTURE--3.3%
               ---------------------------------------------------------------------------------
   15,000,000  Cargill, Inc., 5.582%, 2/5/1998                                                        14,780,800
               ---------------------------------------------------------------------------------  --------------
               BANKS--7.2%
               ---------------------------------------------------------------------------------
   17,700,000  Banca CRT Financial Corp., 5.640%--5.909%, 11/17/1997--3/2/1998                        17,486,491
               ---------------------------------------------------------------------------------
   15,000,000  Commerzbank U.S. Finance, Inc., 5.628%, 1/13/1998                                      14,831,188
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  32,317,679
               ---------------------------------------------------------------------------------  --------------


INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
(A)COMMERCIAL PAPER--CONTINUED
------------------------------------------------------------------------------------------------
               CHEMICALS--3.3%
               ---------------------------------------------------------------------------------
$  15,000,000  Monsanto Co., 5.587%, 11/19/1997                                                   $   14,958,675
               ---------------------------------------------------------------------------------  --------------
               CONSUMER LOAN SERVICES--4.5%
               ---------------------------------------------------------------------------------
   15,000,000  Fleet Funding Corp., 5.550%, 11/25/1997                                                14,944,800
               ---------------------------------------------------------------------------------
    5,000,000  Receivables Capital Corp., 5.584%, 11/5/1997                                            4,996,917
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,941,717
               ---------------------------------------------------------------------------------  --------------
               FINANCE--2.2%
               ---------------------------------------------------------------------------------
   10,000,000  Abbey National N.A. Corp., 5.672%, 1/22/1998                                            9,872,672
               ---------------------------------------------------------------------------------  --------------
               HEALTH TECHNOLOGY--2.5%
               ---------------------------------------------------------------------------------
   11,455,000  Abbott Laboratories, 5.556%, 1/7/1998                                                  11,338,172
               ---------------------------------------------------------------------------------  --------------
               MISCELLANEOUS RECEIVABLES--2.7%
               ---------------------------------------------------------------------------------
   12,000,000  Asset Securitization Cooperative Corp., 5.590%, 12/4/1997                              11,939,170
               ---------------------------------------------------------------------------------  --------------
               OFFICE/BUSINESS MACHINES--5.6%
               ---------------------------------------------------------------------------------
   10,000,000  Pitney Bowes Credit Corp., 5.666%, 1/12/1998                                            9,889,800
               ---------------------------------------------------------------------------------
   15,000,000  Xerox Corp., 5.559%, 12/4/1997                                                         14,924,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  24,814,175
               ---------------------------------------------------------------------------------  --------------
               SECURITIES SERVICES--3.3%
               ---------------------------------------------------------------------------------
   15,000,000  Merrill Lynch & Co., Inc., 5.608%, 12/10/1997                                          14,910,137
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--2.2%
               ---------------------------------------------------------------------------------
   10,000,000  Pacificorp, 5.519%, 11/6/1997                                                           9,992,361
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                164,865,558
               ---------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCY--3.3%
------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--3.3%
               ---------------------------------------------------------------------------------
    9,700,000  5.790%, 10/2/1998                                                                       9,700,000
               ---------------------------------------------------------------------------------
    5,000,000  5.875%, 8/12/1998                                                                       5,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL GOVERNMENT AGENCY                                                                14,700,000
               ---------------------------------------------------------------------------------  --------------


INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
(B)REPURCHASE AGREEMENTS--20.9%
------------------------------------------------------------------------------------------------
$  46,000,000  Daiwa Securities America, Inc., 5.670%, dated 10/31/1997,
               due 11/3/1997                                                                      $   46,000,000
               ---------------------------------------------------------------------------------
   47,453,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.680%,
               dated 10/31/1997, due 11/3/1997                                                        47,453,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            93,453,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                           $  446,977,216
               ---------------------------------------------------------------------------------  --------------

 (a) Each issue shows the rate of discount at the time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($447,455,298) at October 31, 1997.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $   93,453,000
---------------------------------------------------------------------------------
Investments in securities                                                             353,524,216
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  446,977,216
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,471,938
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     449,449,154
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                                        $    1,943,675
---------------------------------------------------------------------------------
Payable to Bank                                                                             3,420
---------------------------------------------------------------------------------
Accrued expenses                                                                           46,761
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  1,993,856
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 447,455,298 shares outstanding                                                      $  447,455,298
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------------------------
$342,977,673 / 342,977,673 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES:
-------------------------------------------------------------------------------------------------
$104,477,625 / 104,477,625 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  12,549,519
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $    888,555
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   238,789
-------------------------------------------------------------------------------------
Custodian fees                                                                               38,992
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     47,701
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    10,512
-------------------------------------------------------------------------------------
Auditing fees                                                                                 8,170
-------------------------------------------------------------------------------------
Legal fees                                                                                    4,813
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    45,929
-------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    443,137
-------------------------------------------------------------------------------------
Share registration costs                                                                     16,811
-------------------------------------------------------------------------------------
Printing and postage                                                                          6,382
-------------------------------------------------------------------------------------
Insurance premiums                                                                            3,632
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,295
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       1,755,718
-------------------------------------------------------------------------------------
Waiver--
-------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                     (555,347)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   1,200,371
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  11,349,148
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $       11,349,148    $      20,976,396
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Class A Shares                                                                  (8,958,816)         (16,743,570)
----------------------------------------------------------------------
  Class B Shares                                                                  (2,390,332)          (4,232,826)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from
     distributions to shareholders                                               (11,349,148)         (20,976,396)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,464,025,127        2,703,226,336
----------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                               5,130,507           10,473,533
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,430,704,312)      (2,701,466,548)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                       38,451,322           12,233,321
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                    38,451,322           12,233,321
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              409,003,976          396,770,655
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      447,455,298    $     409,003,976
----------------------------------------------------------------------  ----------------------  -----------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS
                                                          ENDED
                                                       (UNAUDITED)
                                                       OCTOBER 31,                    YEAR ENDED APRIL 30,
                                                          1997          1996       1995       1994       1993       1992
NET ASSET VALUE, BEGINNING OF PERIOD                    $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                      0.03          0.05       0.05       0.03       0.03       0.05
---------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                  (0.03)        (0.05)     (0.05)     (0.03)     (0.03)     (0.05)
---------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                          $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                                             2.58%         5.33%      4.66%      2.73%      2.99%      4.89%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                   0.59%*        0.61%      0.61%      0.59%      0.58%      0.54%
---------------------------------------------------
  Net investment income                                      5.05%*        5.19%      4.51%      2.70%      2.91%      4.73%
---------------------------------------------------
  Expense waiver/reimbursement (b)                           0.25%*        0.25%        --       0.02%      0.04%      0.08%
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)                $342,978      $310,991   $233,607   $310,588   $423,355   $309,009
---------------------------------------------------

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              (UNAUDITED)            YEAR ENDED
                                                                           OCTOBER 31, 1997       APRIL 30, 1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $    1.00              $    1.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                             0.03                   0.05
-----------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                         (0.03)                 (0.05)
-----------------------------------------------------------------------          -------                -------
NET ASSET VALUE, END OF PERIOD                                                 $    1.00              $    1.00
-----------------------------------------------------------------------          -------                -------
TOTAL RETURN (B)                                                                    2.71%                  5.07%
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                          0.34%*                 0.36%*
-----------------------------------------------------------------------
  Net investment income                                                             5.33%*                 5.34%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.25%*                 0.25%*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                      $104,478          $85,780
-----------------------------------------------------------------------

  * Computed on an annualized basis.

 (a) Reflects operations for the period from June 13, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
U.S. TREASURY OBLIGATIONS--41.2%
-------------------------------------------------------------------------------------------------
$  20,000,000  11/13/1997                                                                          $   19,964,983
               ----------------------------------------------------------------------------------
   25,000,000  12/11/1997                                                                              24,855,361
               ----------------------------------------------------------------------------------
   15,000,000  3/5/1998                                                                                14,728,750
               ----------------------------------------------------------------------------------
   10,000,000  4/30/1998                                                                                9,735,000
               ----------------------------------------------------------------------------------
   15,000,000  8/20/1998                                                                               14,368,550
               ----------------------------------------------------------------------------------
   10,000,000  9/17/1998                                                                                9,539,556
               ----------------------------------------------------------------------------------
   15,000,000  10/15/1998                                                                              14,246,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY OBLIGATIONS                                                        107,438,200
               ----------------------------------------------------------------------------------  --------------
(A)REPURCHASE AGREEMENTS--59.2%
-------------------------------------------------------------------------------------------------
   11,000,000  BA Securities, Inc., 5.660%, dated 10/31/1997, due 11/3/1997                            11,000,000
               ----------------------------------------------------------------------------------
   60,000,000  Daiwa Securities America, Inc., 5.670%, dated 10/31/1997,
               due 11/3/1997                                                                           60,000,000
               ----------------------------------------------------------------------------------
   61,338,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.680%,
               dated 10/31/1997, due 11/3/1997                                                         61,338,000
               ----------------------------------------------------------------------------------
   11,000,000  First Chicago Capital Markets, Inc., 5.650%, dated 10/31/1997,
               due 11/3/1997                                                                           11,000,000
               ----------------------------------------------------------------------------------
   11,000,000  UBS Securities, Inc., 5.670%, dated 10/31/1997, due 11/3/1997                           11,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            154,338,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                            $  261,776,200
               ----------------------------------------------------------------------------------  --------------

 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($260,720,587) at October 31, 1997.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  154,338,000
---------------------------------------------------------------------------------
Investments in securities                                                             107,438,200
---------------------------------------------------------------------------------  --------------
     Total investments, at amortized cost and value                                                $  261,776,200
-------------------------------------------------------------------------------------------------
Income receivable                                                                                          24,316
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     261,800,516
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                                             1,044,639
---------------------------------------------------------------------------------
Payable to Bank                                                                             2,105
---------------------------------------------------------------------------------
Accrued expenses                                                                           33,185
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  1,079,929
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 260,720,587 shares outstanding                                                      $  260,720,587
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$260,720,587 / 260,720,587 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  6,957,548
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  508,453
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    137,065
----------------------------------------------------------------------------------------
Custodian fees                                                                                30,969
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      19,524
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      6,855
----------------------------------------------------------------------------------------
Auditing fees                                                                                  6,296
----------------------------------------------------------------------------------------
Legal fees                                                                                     2,476
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     33,054
----------------------------------------------------------------------------------------
Share registration costs                                                                       7,249
----------------------------------------------------------------------------------------
Printing and postage                                                                           3,952
----------------------------------------------------------------------------------------
Insurance premiums                                                                             2,349
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,843
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        761,085
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  6,196,463
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $        6,196,463    $      13,060,744
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                          (6,196,463)         (13,060,744)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,306,985,449        2,388,962,959
----------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                               3,168,659            8,194,683
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,294,722,887)      (2,449,101,104)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                       15,431,221          (51,943,462)
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                    15,431,221          (51,943,462)
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              245,289,366          297,232,828
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      260,720,587    $     245,289,366
----------------------------------------------------------------------  ----------------------  -----------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS
                                                          ENDED
                                                       (UNAUDITED)
                                                       OCTOBER 31,                    YEAR ENDED APRIL 30,
                                                          1997          1997       1996       1995       1994       1993
NET ASSET VALUE, BEGINNING OF PERIOD                    $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                      0.02          0.05       0.05       0.04       0.03       0.03
---------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                  (0.02)        (0.05)     (0.05)     (0.04)     (0.03)     (0.03)
---------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                          $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                                             2.48%         4.86%      5.28%      4.49%      2.63%      2.92%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                   0.60%*        0.59%      0.60%      0.63%      0.61%      0.54%
---------------------------------------------------
  Net investment income                                      4.88%*        4.75%      5.14%      4.41%      2.60%      2.90%
---------------------------------------------------
  Expense waiver/ reimbursement (b)                            --            --         --         --         --       0.09%
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period
  (000 omitted)                                          $260,721      $245,289   $297,233   $244,887   $215,832   $214,069
---------------------------------------------------

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     CREDIT
 PRINCIPAL                                                                           RATING
   AMOUNT                                                                         S&P/MOODY'S*          VALUE
------------  ---------------------------------------------------------------  -------------------  -------------
(A) SHORT-TERM MUNICIPALS--95.2%
-----------------------------------------------------------------------------
              KANSAS--5.0%
              ---------------------------------------------------------------
$    450,000  Burlington, KS, PCR Bonds (Series A), 3.60% CP (Kansas City
              Power And Light Co.), Mandatory Tender 11/14/1997                     A-1+ / NR       $     450,000
              ---------------------------------------------------------------
   2,000,000  Burlington, KS, PCR Bonds (Series A), 3.65% CP (Kansas City
              Power And Light Co.), Mandatory Tender 12/4/1997                      A-1+ / NR           2,000,000
              ---------------------------------------------------------------
   2,000,000  Burlington, KS, PCR Bonds (Series A), 3.70% CP (Kansas City
              Power And Light Co.), Mandatory Tender 1/8/1998                       A-1+ / NR           2,000,000
              ---------------------------------------------------------------                       -------------
              Total                                                                                     4,450,000
              ---------------------------------------------------------------                       -------------
              MICHIGAN--86.0%
              ---------------------------------------------------------------
   1,600,000 Allegan, MI Intermediate School District, GO UT, 3.86% TANs,
              4/6/1998                                                               NR / NR            1,601,055
              ---------------------------------------------------------------
   2,000,000  Beecher, MI School District, State Aid Notes, 4.125% Bonds,
              6/30/1998                                                              NR / NR            2,002,212
              ---------------------------------------------------------------
   1,100,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.60% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle
              LOC), Mandatory Tender 11/4/1997                                      NR / P-1            1,100,000
              ---------------------------------------------------------------
   1,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.45% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 11/3/1997                               NR / P-1            1,000,000
              ---------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

                                                                                     CREDIT
 PRINCIPAL                                                                           RATING
   AMOUNT                                                                         S&P/MOODY'S*          VALUE
------------  ---------------------------------------------------------------  -------------------  -------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------
$  2,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.50% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 11/12/1997                              NR / P-1        $   2,000,000
              ---------------------------------------------------------------
   1,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.55% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 12/3/1997                               NR / P-1            1,000,000
              ---------------------------------------------------------------
   3,100,000  Dexter, MI Community Schools, GO UT State Aid Notes, 3.80%
              Bonds, 4/1/1998                                                        NR / NR            3,100,615
              ---------------------------------------------------------------
   1,750,000  Eaton, MI Intermediate School District, 3.80% TANs, 4/1/1998           NR / NR            1,750,389
              ---------------------------------------------------------------
     860,000  Farmington Hills, MI Economic Development Corp., Limited
              Obligations Revenue Bonds, 3.80% TOBs (Marketing
              Displays)/(Comerica Bank, Detroit, MI LOC) 3/1/1998                    NR / NR              860,000
              ---------------------------------------------------------------
   1,000,000  Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.)/(Old Kent
              Bank & Trust Co., Grand Rapids LOC)                                    NR / NR            1,000,000
              ---------------------------------------------------------------
   1,000,000 Grand Rapids, MI EDR, EDRB Weekly VRDNs (Amway Hotel
              Corp.)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                  A-1 / NR            1,000,000
              ---------------------------------------------------------------
   2,300,000 Huron Valley, MI School District, 4.25% TRANs,
              5/1/1998                                                               NR / NR            2,301,046
              ---------------------------------------------------------------
   1,500,000  Johannesburg-Lewiston, MI Area Schools, GO UT, 3.90% TRANs,
              4/1/1998                                                               NR / NR            1,501,194
              ---------------------------------------------------------------
   1,700,000  Michigan Higher Education Student Loan Authority, Refunding
              Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/(Bank of
              Tokyo LOC)                                                           A-1+/VMIG1           1,700,000
              ---------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

                                                                                     CREDIT
 PRINCIPAL                                                                           RATING
   AMOUNT                                                                         S&P/MOODY'S*          VALUE
------------  ---------------------------------------------------------------  -------------------  -------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------
$  2,000,000  Michigan Higher Education Student Loan Authority, Series
              XXII--F Weekly VRDNs (Kredietbank N.V., Brussels SA (AMBAC INS)       AAA/VMIG1       $   2,000,000
              ---------------------------------------------------------------
   4,000,000  Michigan Municipal Bond Authority, (Series B), 4.50% Bonds,
              7/2/1998                                                             SP-1+ / NR           4,017,949
              ---------------------------------------------------------------
   1,000,000  Michigan State Hospital Finance Authority Weekly VRDNs (Chelsea
              Community Hospital)                                                  NR / VMIG1           1,000,847
              ---------------------------------------------------------------
   2,000,000  Michigan State Hospital Finance Authority Weekly VRDNs
              (Hospital Equipment Loan Program)/(First of America
              Bank--Kalamazoo, MI LOC)                                             NR / VMIG1           2,000,000
              ---------------------------------------------------------------
   3,100,000  Michigan State Hospital Finance Authority, (Series A) Weekly
              VRDNs (St. Mary Hospital of Livonia)                                 A-1 / VMIG1          3,100,000
              ---------------------------------------------------------------
   1,000,000  Michigan State Hospital Finance Authority, Hospital Equipment
              Loan Program Bonds (Series A) Weekly VRDNs (First of American
              Bank LOC)                                                            NR / VMIG1           1,000,000
              ---------------------------------------------------------------
   1,200,000  Michigan State Hospital Finance Authority, Revenue Bonds
              (Series A) Weekly VRDNs (First of America Bank--Michigan LOC)        NR / VMIG1           1,200,000
              ---------------------------------------------------------------
   1,700,000  Michigan Strategic Fund Weekly VRDNs (Applied Textiles, Inc.)          NR /NR             1,700,000
              ---------------------------------------------------------------
   1,200,000  Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood
              Industries, Inc. Project)/(NBD Bank, Michigan LOC)                     NR / NR            1,200,000
              ---------------------------------------------------------------
   1,000,000  Michigan Strategic Fund, 3.50% CP (Dow Chemical Co.), Mandatory
              Tender 12/1/1997                                                      NR / P-1            1,000,000
              ---------------------------------------------------------------
   1,500,000  Michigan Strategic Fund, 3.60% CP (Dow Chemical Co.), Mandatory
              Tender 1/15/1998                                                      NR / P-1            1,500,000
              ---------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, 3.60% CP (Dow Chemical Co.), Mandatory
              Tender 11/19/1997                                                     NR / P-1            2,000,000
              ---------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

                                                                                     CREDIT
 PRINCIPAL                                                                           RATING
   AMOUNT                                                                         S&P/MOODY'S*          VALUE
------------  ---------------------------------------------------------------  -------------------  -------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------
$  2,000,000  Michigan Strategic Fund, 3.60% CP (Dow Chemical Co.), Mandatory
              Tender 11/6/1997                                                      NR / P-1        $   2,000,000
              ---------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds
              (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/(Bank
              of America Illinois LOC)                                             A-1 / VMIG1          2,000,000
              ---------------------------------------------------------------
   4,925,000  Michigan Strategic Fund, PCR Bonds Weekly VRDNs (General Motors
              Corp.)                                                                A/ VMIG1            4,925,000
              ---------------------------------------------------------------
     970,000  Michigan Strategic Fund, Refunding Revenue Bonds (Series B)
              Weekly VRDNs (Riverfront Development Co.)                              NR / NR              970,000
              ---------------------------------------------------------------
   3,000,000  Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs
              (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)             NR / Aa2            3,000,000
              ---------------------------------------------------------------
   1,400,000  Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec
              American Forgings Inc.)                                                NR / NR            1,400,000
              ---------------------------------------------------------------
   1,000,000  Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (YWY
              Investments LLC)                                                       NR / NR            1,000,000
              ---------------------------------------------------------------
   3,300,000  Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds
              Weekly VRDNs (Grayling Generating)/(Barclays Bank, New York
              LOC)                                                                  NR/VMIG1            3,300,000
              ---------------------------------------------------------------
   3,300,000  Mt. Pleasant, MI School District, State Aid Notes, 4.10% Bonds,
              4/1/1998                                                               NR / NR            3,304,026
              ---------------------------------------------------------------
   2,000,000  Pinckney, MI Community Schools, 3.95% TRANs,
              5/1/1998                                                               NR / NR            2,001,458
              ---------------------------------------------------------------
   2,000,000  Regents of University of Michigan, (Series A), 3.63% CP (Regents
              of University of Michigan GTD), Mandatory Tender
              11/25/1997                                                             P-1 /NR            2,000,000
              ---------------------------------------------------------------


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                           CREDIT
   AMOUNT                                                                            RATING
 OR SHARES                                                                        S&P/MOODY'S*          VALUE
------------  ---------------------------------------------------------------  -------------------  -------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------
$             2,000,000 Regents of University of Michigan, (Series A), 3.65% CP
              (Regents of University of Michigan GTD), Mandatory Tender
              12/10/1997                                                             P-1 /NR        $   2,000,000
              ---------------------------------------------------------------
   1,000,000  Regents of University of Michigan, (Series A), 3.65% CP (Regents
              of University of Michigan GTD), Mandatory Tender
              12/9/1997                                                              P-1 /NR            1,000,000
              ---------------------------------------------------------------
   4,000,000  Wayne County, MI , Airport Revenue Bonds (Series B) Daily VRDNs
              (Detroit Metropolitan County)                                        A-1 / VMIG           4,000,000
              ---------------------------------------------------------------                       -------------
              Total                                                                                    76,535,791
              ---------------------------------------------------------------                       -------------
              SOUTH CAROLINA--4.2%
              ---------------------------------------------------------------
   3,700,000  Piedmont Municipal Power Agency, SC, Electric Power & Light
              Revenue Refunding Bonds Weekly VRDNs (MBIA INS)/(Morgan
              Guaranty Trust Co., New York SA)                                     A-1 / VMIG1          3,700,000
              ---------------------------------------------------------------                       -------------
              TOTAL SHORT-TERM MUNICIPALS                                                              84,685,791
              ---------------------------------------------------------------                       -------------
MUTUAL FUND SHARES--4.5%
-----------------------------------------------------------------------------
   3,972,000  Nuveen Tax Exempt Money Market Fund
              (AT NET ASSET VALUE)                                                   NR / NR            3,972,000
              ---------------------------------------------------------------                       -------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                              $  88,657,791
              ---------------------------------------------------------------                       -------------

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) At October 31, 1997, 16.9% of the total investments at market value were subject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($88,932,803) at
      October 31, 1997.


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC-- American Municipal Bond Assurance Corporation CP-- Commercial Paper EDR-- Economic Development Revenue EDRB-- Economic Development Revenue Bonds GO-- General Obligation GTD-- Guaranty INS-- Insured LOC-- Letter of Credit MBIA-- Municipal Bond Investors Assurance PCR-- Pollution Control Revenue SA-- Support Agreement TANs-- Tax Anticipation Notes TOBs-- Tender Option Bonds TRANs-- Tax and Revenue Anticipation Notes UT-- Unlimited Tax VRDNs-- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                         $  88,657,791
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          539,877
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       89,197,668
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Income distribution payable                                                              $  237,642
---------------------------------------------------------------------------------------
Payable to Bank                                                                                  31
---------------------------------------------------------------------------------------
Accrued expenses                                                                             27,192
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     264,865
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 88,932,803 shares outstanding                                                         $  88,932,803
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$88,932,803 / 88,932,803 shares outstanding                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,698,250
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  183,670
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     49,500
----------------------------------------------------------------------------------------
Custodian fees                                                                                 8,394
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      18,749
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,109
----------------------------------------------------------------------------------------
Auditing fees                                                                                  6,236
----------------------------------------------------------------------------------------
Legal fees                                                                                     2,301
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     19,453
----------------------------------------------------------------------------------------
Share registration costs                                                                       6,908
----------------------------------------------------------------------------------------
Printing and postage                                                                           1,130
----------------------------------------------------------------------------------------
Insurance premiums                                                                             1,738
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,475
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          301,663
----------------------------------------------------------------------------------------
Waiver--
----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                          (74,817)
----------------------------------------------------------------------------------------  ----------
     Net expenses                                                                                          226,846
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  1,471,404
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1997      APRIL 30, 1997
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      1,471,404      $    2,524,176
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                          (1,471,404)         (2,524,176)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                     365,887,575         594,439,241
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                               1,003,524           2,021,101
-----------------------------------------------------------------------
Cost of shares redeemed                                                         (361,977,609)       (587,153,264)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                        4,913,490           9,307,078
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                     4,913,490           9,307,078
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                               84,019,313          74,712,235
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                               $     88,932,803      $   84,019,313
-----------------------------------------------------------------------  ----------------------  ----------------

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS
                                                          ENDED
                                                       (UNAUDITED)
                                                       OCTOBER 31,                    YEAR ENDED APRIL 30,
                                                          1997          1997       1996       1995       1994       1993
NET ASSET VALUE, BEGINNING OF PERIOD                    $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                      0.02          0.03       0.03       0.03       0.02       0.02
---------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                  (0.02)        (0.03)     (0.03)     (0.03)     (0.02)     (0.02)
---------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                          $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------------------------------------        ------     ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                                             1.64%         3.04%      3.24%      2.81%      1.98%      2.27%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                   0.49%*        0.48%      0.53%      0.59%      0.50%      0.53%
---------------------------------------------------
  Net investment income                                      3.20%*        3.01%      3.18%      2.80%      1.96%      2.23%
---------------------------------------------------
  Expense waiver/reimbursement (b)                           0.16%*        0.20%      0.20%      0.21%      0.22%      0.20%
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)                 $88,933       $84,019    $74,712    $66,856    $55,013    $84,763
---------------------------------------------------

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MONEY MARKET FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of seven portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

                     PORTFOLIO NAME                                       INVESTMENT OBJECTIVE
Independence One Prime Money Market Fund ("Prime Money     To provide current income consistent with
Market Fund")(d)                                           stability of principal.
Independence One U.S. Treasury Money Market Fund ("U.S.    To provide current income consistent with
Treasury Money Market Fund")(d)                            stability of principal.
Independence One Michigan Municipal Cash Fund ("Michigan   To provide stability of income and
Municipal Cash Fund")                                      current income exempt from federal
                                                           regular income tax and Michigan state
                                                           income tax consistent with stability
                                                           of principal.

(d) Diversified portfolios.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1997, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund aggregated $447,455,298, $260,720,587, and $88,932,803, respectively.
Transactions in shares were as follows:


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                PRIME MONEY MARKET FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                            CLASS A SHARES                                 OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                   1,290,303,867       2,125,876,995
----------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                            4,067,377           7,678,573
----------------------------------------------------------------------
Shares redeemed                                                              (1,289,229,911)     (2,056,171,298)
----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from Class A Share transactions                         5,141,333          77,384,270
----------------------------------------------------------------------  ----------------------  ----------------

                                                                                PRIME MONEY MARKET FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                            CLASS B SHARES                                 OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                    173,721,260          386,181,577
----------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                           1,063,130              758,034
----------------------------------------------------------------------
Shares redeemed                                                               (141,474,401)        (301,160,074)
----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from Class B Share transactions                       33,309,989           85,779,537
----------------------------------------------------------------------  ----------------------  ----------------
          Net change resulting from share transactions                          38,451,322          163,163,807
----------------------------------------------------------------------  ----------------------  ----------------

                                                                            U.S. TREASURY MONEY MARKET FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                   1,306,985,449       2,388,962,959
----------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                            3,168,659           8,194,683
----------------------------------------------------------------------
Shares redeemed                                                              (1,294,722,887)     (2,449,101,104)
----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                                15,431,221         (51,943,462)
----------------------------------------------------------------------  ----------------------  ----------------


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                              MICHIGAN MUNICIPAL CASH FUND
                                                                           SIX MONTHS ENDED        YEAR ENDED
                                                                           OCTOBER 31, 1997      APRIL 30, 1997
Shares sold                                                                    365,887,575          594,439,241
----------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                           1,003,524            2,021,101
----------------------------------------------------------------------
Shares redeemed                                                               (361,977,609)        (587,153,264)
----------------------------------------------------------------------  ----------------------  ----------------
     Net change resulting from share transactions                                4,913,490            9,307,078
----------------------------------------------------------------------  ----------------------  ----------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class A Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

(5) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1997, 38.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.6% of total investments.

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                       Edward C. Gonzales
Harold Berry                            President and Treasurer
Harry J. Nederlander                  Jeffrey W. Sterling
Thomas S. Wilson                        Vice President and Assistant Treasurer
                                      Jay S. Neuman
                                        Secretary
                                      Gail Cagney
                                        Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.